Expected credit loss measurement - ECL allowances and provisions in Switzerland (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	$ (1,029)	$ (1,054)
Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	723
Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	90
Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	59
Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	57
Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	310
Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	3
Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	42
Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	33
Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	130
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(181)	(176)
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	89
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	11
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	8
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	6
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	25
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	2
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	6
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	9
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	23
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(160)	(183)
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	137
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	53
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	47
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	4
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	9
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	12
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	11
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	2
Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	93
Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	40
Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	36
Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	6
Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	11
Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	2
Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	6
Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	4
Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	2
Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	38
Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	13
Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	11
Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	1
Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	1
Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	11
Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(688)	(695)
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	497
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	27
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	4
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	47
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	276
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	1
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	24
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	12
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	106
Allowance for expected credit loss
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(1,029)	(1,054)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(181)	(176)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(160)	(183)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(688)	(695)
UBS AG | Gross carrying amount
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(1,029)	(1,054)
UBS AG | Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	723
UBS AG | Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	88
UBS AG | Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	59
UBS AG | Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	57
UBS AG | Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	310
UBS AG | Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	3
UBS AG | Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	42
UBS AG | Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	33
UBS AG | Gross carrying amount | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	128
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(181)	(176)
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	89
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	11
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	8
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	6
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	25
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	2
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	6
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	9
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	23
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(160)	(183)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	137
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	53
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	47
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	4
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	9
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	12
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	11
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	2
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	93
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	40
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	36
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	6
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	11
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: PD layer | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	2
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	6
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	4
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	2
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: watch list | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	38
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	13
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	11
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	11
UBS AG | Gross carrying amount | Lifetime expected credit losses | of which: 30 days past due | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(688)	(695)
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	497
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	27
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	4
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	47
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	276
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Leasing
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	24
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	12
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Switzerland | Mortgages, business loans and related off-balance sheet commitments | Other
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	106
UBS AG | Allowance for expected credit loss
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(1,029)	(1,054)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(181)	(176)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	(160)	(183)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
ECL allowances/provisions	$ (688)	$ (695)